Income taxes - Provision for Income Taxes (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected income tax expense / (recovery) at Canadian statutory rate	16,072	1,726
Increase (decrease) resulting from:
Recognition of deferred credit	(6,676)	(5,092)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(2,338)	(6,282)
Non-taxable corporate dividend	(2,896)	(666)
Noncontrolling interests share of income	4,266	(2,835)
Production tax credit	(247)	(676)
Allowance for equity funds used during construction	(694)	(402)
State taxes	313	0
Other	1,355	(140)
Income tax recovery	9,155	(14,367)